REGULATORY MATTERS (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014 [2]
Regulatory Matters [Line Items]
Common equity Tier 1 risk-based capital, Actual Amount	[1]	$ 35,381
Common equity Tier 1 risk-based capital, Actual Ratio	[1]	11.80%
Tier 1 risk-based capital, Actual Amount	[1]	$ 35,381	$ 33,154
Tier 1 risk-based capital, Actual Ratio	[1]	11.80%	11.80%
Total risk-based capital, Actual Amount	[1]	$ 39,135	$ 36,667
Total risk-based capital, Actual Ratio	[1]	13.00%	13.10%
Tier 1 leverage capital, Actual Amount	[3]	$ 35,381	$ 33,154
Tier 1 leverage capital, Actual Ratio	[3]	10.60%	10.10%
Common equity Tier 1 risk-based capital, Minimum Required For Capital Adequacy Purposes Amount	[1]	$ 13,511
Common equity Tier 1 risk-based capital, Minimum Required For Capital Adequacy Purposes Ratio	[1]	4.50%
Tier 1 risk-based capital, Minimum Required For Capital Adequacy Purposes Amount	[1]	$ 18,015	$ 11,216
Tier 1 risk-based capital, Minimum Required For Capital Adequacy Purposes Ratio	[1]	6.00%	4.00%
Total risk-based capital, Minimum Required For Capital Adequacy Purposes Amount	[1]	$ 24,020	$ 22,431
Total risk-based capital, Minimum Required For Capital Adequacy Purposes Ratio	[1]	8.00%	8.00%
Tier 1 leverage capital, Minimum Required For Capital Adequacy Purposes Amount	[3]	$ 13,383	$ 13,169
Tier 1 leverage capital, Minimum Required For Capital Adequacy Purposes Ratio	[3]	4.00%	4.00%
Common equity Tier 1 risk-based capital, Minimum Required To Be Well Capitalized Amount	[1]	$ 19,516
Common equity Tier 1 risk-based capital, Minimum Required To Be Well Capitalized Ratio	[1]	6.50%
Tier 1 risk-based capital, Minimum Required To Be Well Capitalized Amount	[1]	$ 24,020	$ 16,824
Tier 1 risk-based capital, Minimum Required To Be Well Capitalized Ratio	[1]	8.00%	6.00%
Total risk-based capital, Minimum Required To Be Well Capitalized Amount	[1]	$ 30,025	$ 28,039
Total risk-based capital, Minimum Required To Be Well Capitalized Ratio	[1]	10.00%	10.00%
Tier 1 leverage capital, Minimum Required To Be Well Capitalized Amount	[3]	$ 16,729	$ 16,461
Tier 1 leverage capital, Minimum Required To Be Well Capitalized Ratio	[3]	5.00%	5.00%

[1]	Common equity Tier 1 risk-based, Tier 1 risk-based, and Total risk-based capital ratios are computed by dividing a bank’s common equity Tier 1 capital, Tier 1 capital or Total capital, as defined by regulation, by a risk-weighted sum of the bank’s assets, with the risk weighting determined by general standards established by regulation. The safest assets (e.g. government obligations) are assigned a weighting of 0% with riskier assets receiving higher ratings (e.g. ordinary commercial loans are assigned a weighting of 100%).
[2]	Common equity Tier 1 risk-based capital: not applicable in 2014.
[3]	Tier 1 leverage capital ratio is computed by dividing a bank’s Tier 1 capital, as defined by regulation, by its total quarterly average assets.